Intangible Assets and Unfavorable Lease	12 Months Ended
Dec. 31, 2010
Intangible Assets and Unfavorable Lease [Abstract]
INTANGIBLE ASSETS AND UNFAVORABLE LEASE
7. INTANGIBLE ASSETS AND UNFAVORABLE LEASE
Intangible assets and unfavorable lease as of December 31 are as follows:

	2009	2010
Intangible assets, original cost—
Favorable lease agreements	41,689	42,489
Franchise agreements	804	804
Customer relationship	83	83
Purchased software	16,193	20,960

	58,769	64,336

Less: Accumulated amortization —
Favorable lease agreements	(8,197)	(11,452)
Franchise agreements	(804)	(804)
Customer relationship	(13)	(19)
Purchased software	(6,571)	(9,668)

	(15,585)	(21,943)

Intangible assets, net	43,184	42,393

Unfavorable lease liability —

	2009	2010
Unfavorable lease agreements, original cost	17,773	17,773
Less: Accumulated amortization	(3,188)	(4,562)

Unfavorable lease liability, net	14,585	13,211

Franchise agreements, favorable and unfavorable leases agreements were acquired primarily from the acquisition of Top Star and the purchase of minority interests in Home Inns Beijing. The value of the favorable lease agreements was determined based on the estimated present value of the amount the company has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired leases that exceed market prices and is recognised as a liability. Franchise agreements were determined at the estimated present value of net cash flows expected to be received over the remaining terms of the franchise agreements. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term. The value of franchise agreements is amortized using the straight-line method over the remaining terms of the franchise agreements.
Amortization expense of intangible assets for the years ended December 31, 2008, 2009 and 2010 amounted to RMB 5,781, RMB 6,116 and RMB 6,439 respectively.
The annual estimated amortization expense for intangible assets and unfavorable lease liability for the following years is as follows:

	Amortization for	Amortization for
	Intangible Assets	Unfavourable Lease	Net Amortization
2011	7,237	(1,396)	5,841
2012	6,433	(1,396)	5,037
2013	5,256	(1,396)	3,860
2014	4,662	(1,394)	3,268
2015	3,604	(1,393)	2,211

	27,192	(6,975)	20,217